Investments in securities - Schedule of Investments in Securities Using Predominantly Unobservable Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	$ 406,270
Investments in securities, at end of period	387,609	$ 406,270
Measured using predominantly unobservable inputs | Debt and equity securities
Disclosure Of Investments In Securities [Line Items]
Investments in securities, at beginning of period	1,143	1,299
Losses recognised in other comprehensive income	(16)	(126)
Purchases	63	146
Sales	(260)	(207)
Other movements	(4)	31
Investments in securities, at end of period	$ 926	$ 1,143